Note 7 - Summary of Other Long-term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2013
Summary Of Other Long Term Liabilities [Abstract]
Workers compensation	$ 113	$ 123
Environmental liabilities	13	19
Asset retirement obligations	47	53
Other	104	127
Total	$ 277	$ 322	$ 18